CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	IPO [Member] Ordinary Shares	IPO [Member] Additional Paid-in Capital	IPO [Member]	Over-Allotment Option [Member] Ordinary Shares	Over-Allotment Option [Member] Additional Paid-in Capital	Over-Allotment Option [Member]	Private Placement Ordinary Shares	Private Placement Additional Paid-in Capital	Private Placement	Ordinary Shares	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2020										$ 10,200	$ 3,814,665	$ 898,133	$ 35,743,917	$ 1,193,946	$ 41,660,861
Balance at the beginning (in shares) at Dec. 31, 2020										1,062,502
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(6,747,453)		(6,747,453)
Foreign currency translation adjustments														1,393,597	1,393,597
Number of shares issued during period	312,500			46,875			112,610
Value of shares issued during period	$ 3,000	$ 26,079,224	$ 26,082,224	$ 450	$ 4,154,537	$ 4,154,987	$ 1,081	$ 7,515,992	$ 7,517,073
Balance at the end at Dec. 31, 2021										$ 14,731	41,564,418	898,133	28,996,464	2,587,543	74,061,289
Balance at the end (in shares) at Dec. 31, 2021										1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(23,738,837)		(23,738,837)
Foreign currency translation adjustments														(4,885,827)	(4,885,827)
Balance at the end at Dec. 31, 2022										$ 14,731	41,564,418	898,133	5,257,627	(2,298,284)	$ 45,436,625
Balance at the end (in shares) at Dec. 31, 2022										1,534,487					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(1,845,170)		$ (1,845,170)
Foreign currency translation adjustments														(1,231,344)	(1,231,344)
Balance at the end at Dec. 31, 2023										$ 14,731	$ 41,564,418	$ 898,133	$ 3,412,457	$ (3,529,628)	$ 42,360,111
Balance at the end (in shares) at Dec. 31, 2023										1,534,487					1,534,487